CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2013
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATION OF CREDIT RISK

Note 10. CONCENTRATION OF CREDIT RISK

At December 31, 2013 and 2012, accounts receivable balances included a concentration from one customer of an amount greater than 10% of the total net accounts receivable balance ($286,768 from Customer A and $172,210 from Customer B, respectively).

In the first quarter of 2012, the Company began selling electronic cigarettes in the country of Canada exclusively through a Canadian distributor. For the years ended December 31, 2013 and 2012, the Company had sales in excess of 10% to this Canadian distributor of $3,847,310 and $4,301,339, respectively. No other customer accounted for sales in excess of 10% for the years ended December 31, 2013 and 2012.